Incentive Award Plan and Employee Benefit Plan - Summary of Performance Share Award Activity under Plan (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Weighted Average Fair Value
Shares released at target	466,667	155,782	134,932
Cash paid for dividend rights	$ 0.5	$ 0.2	$ 1.1
Performance Shares
Number of Target Shares
Outstanding non-vested shares, beginning of year (in shares)	494,300	472,725	610,797
Shares granted (in shares)	858,226	400,800	279,199
Shares earned above performance target (in shares)	0	(42,640)	387,027
Shares vested (in shares)	(466,667)	(215,438)	(804,298)
Shares forfeited (in shares)	(42,373)	(121,147)	0
Outstanding non-vested shares, end of year (in shares)	843,486	494,300	472,725
Weighted Average Fair Value
Outstanding non-vested shares, beginning of year (in dollars per share)	$ 15.56	$ 14.28	$ 13.49
Shares granted (in dollars per share)	11.88	16.06	14.78
Shares earned above performance target (in dollars per share)	0.00	13.56	13.45
Shares vested (in dollars per share)	14.48	14.36	13.46
Shares forfeited (in dollars per share)	14.78	15.05	0.00
Outstanding non-vested shares, end of year (in dollars per share)	$ 12.45	$ 15.56	$ 14.28